Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2019

AFF60-QTLY-0220
1.9858329.105

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/20/20 to 2/27/20 (a)
(Cost $179,566)	180,000	179,586
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Advisor Series Equity Growth Fund (b)	916,098	$12,981,111
Fidelity Advisor Series Growth Opportunities Fund (b)	660,452	8,552,847
Fidelity Advisor Series Small Cap Fund (b)	543,990	6,304,842
Fidelity Series All-Sector Equity Fund (b)	575,314	5,966,002
Fidelity Series Commodity Strategy Fund (b)	1,617,324	7,698,463
Fidelity Series Large Cap Stock Fund (b)	1,433,904	22,713,032
Fidelity Series Large Cap Value Index Fund (b)	186,124	2,454,969
Fidelity Series Opportunistic Insights Fund (b)	669,645	12,120,567
Fidelity Series Small Cap Opportunities Fund (b)	570,938	7,993,131
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,162,298	14,784,435
Fidelity Series Value Discovery Fund (b)	1,075,138	14,611,128
TOTAL DOMESTIC EQUITY FUNDS
(Cost $112,015,759)		116,180,527

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	231,875	2,617,869
Fidelity Series Emerging Markets Fund (b)	287,450	2,805,509
Fidelity Series Emerging Markets Opportunities Fund (b)	1,222,521	25,220,601
Fidelity Series International Growth Fund (b)	1,215,911	21,302,762
Fidelity Series International Small Cap Fund (b)	274,757	4,756,048
Fidelity Series International Value Fund (b)	2,083,599	20,627,634
Fidelity Series Overseas Fund (b)	984,861	10,616,800
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $80,588,841)		87,947,223

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	143,374	1,376,386
Fidelity Series Floating Rate High Income Fund (b)	28,868	268,473
Fidelity Series High Income Fund (b)	162,290	1,556,362
Fidelity Series Inflation-Protected Bond Index Fund (b)	439,888	4,420,877
Fidelity Series International Credit Fund (b)	3,443	34,708
Fidelity Series Long-Term Treasury Bond Index Fund (b)	632,802	5,574,982
Fidelity Series Real Estate Income Fund (b)	88,583	985,924
TOTAL BOND FUNDS
(Cost $14,108,181)		14,217,712

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	116,645	116,668
Fidelity Series Government Money Market Fund 1.65% (b)(d)	1,468,829	1,468,829
Fidelity Series Short-Term Credit Fund (b)	36,504	367,959
TOTAL SHORT-TERM FUNDS
(Cost $1,947,793)		1,953,456
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $208,840,140)		220,478,504
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(134,282)
NET ASSETS - 100%		$220,344,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2020	$323,110	$6,011	$6,011
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	March 2020	305,475	(2,867)	(2,867)
TOTAL FUTURES CONTRACTS					$3,144

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,797.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,302
Total	$3,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,807,476	$5,292,981	$3,329,851	$1,571,521	$11,225	$199,280	$12,981,111
Fidelity Advisor Series Growth Opportunities Fund	7,827,409	4,396,366	2,966,915	1,924,278	14,605	(718,618)	8,552,847
Fidelity Advisor Series Small Cap Fund	4,893,239	2,041,651	1,201,688	181,405	(22,609)	594,249	6,304,842
Fidelity Series All-Sector Equity Fund	4,970,143	2,116,880	1,529,672	421,148	(42,929)	451,580	5,966,002
Fidelity Series Canada Fund	1,414,595	1,187,465	158,362	53,182	698	173,473	2,617,869
Fidelity Series Commodity Strategy Fund	3,728,027	4,504,604	572,892	105,670	(17,623)	56,347	7,698,463
Fidelity Series Emerging Markets Debt Fund	890,104	577,185	93,876	47,591	(786)	3,759	1,376,386
Fidelity Series Emerging Markets Fund	1,454,460	1,448,398	138,024	59,505	(4,070)	44,745	2,805,509
Fidelity Series Emerging Markets Opportunities Fund	13,552,589	10,601,849	1,243,784	587,290	41,023	2,268,924	25,220,601
Fidelity Series Floating Rate High Income Fund	188,363	100,722	21,268	10,257	(12)	668	268,473
Fidelity Series Government Money Market Fund 1.65%	1,076,148	3,024,045	2,631,364	24,517	--	--	1,468,829
Fidelity Series High Income Fund	1,586,541	511,362	570,550	67,241	(11,496)	40,505	1,556,362
Fidelity Series Inflation-Protected Bond Index Fund	434,037	4,164,275	171,878	50,564	(182)	(5,375)	4,420,877
Fidelity Series International Credit Fund	32,058	2,042	--	2,041	--	409	34,708
Fidelity Series International Growth Fund	13,921,466	6,366,642	1,470,758	733,568	42,329	2,443,083	21,302,762
Fidelity Series International Small Cap Fund	3,214,565	1,553,383	453,591	192,586	11,311	430,380	4,756,048
Fidelity Series International Value Fund	13,068,231	7,916,507	1,489,895	787,783	16,209	1,116,582	20,627,634
Fidelity Series Investment Grade Bond Fund	856,998	733,615	1,649,306	19,935	70,263	(11,570)	--
Fidelity Series Large Cap Stock Fund	17,896,860	7,834,028	4,771,696	1,456,984	(26,004)	1,779,844	22,713,032
Fidelity Series Large Cap Value Index Fund	1,956,244	854,107	494,233	143,550	4,721	134,130	2,454,969
Fidelity Series Long-Term Treasury Bond Index Fund	5,345,055	3,154,494	2,920,310	479,259	165,387	(169,644)	5,574,982
Fidelity Series Opportunistic Insights Fund	10,027,695	4,457,183	2,752,538	972,890	(34,671)	422,898	12,120,567
Fidelity Series Overseas Fund	--	9,944,012	--	36,173	--	672,788	10,616,800
Fidelity Series Real Estate Income Fund	701,595	336,997	67,133	53,404	396	14,069	985,924
Fidelity Series Short-Term Credit Fund	296,330	299,862	232,358	8,006	662	3,463	367,959
Fidelity Series Small Cap Opportunities Fund	6,242,123	2,770,835	1,325,208	500,177	(3,973)	309,354	7,993,131
Fidelity Series Stock Selector Large Cap Value Fund	11,694,360	4,929,931	2,866,288	690,897	(81,804)	1,108,236	14,784,435
Fidelity Series Value Discovery Fund	11,424,896	4,661,800	2,628,576	542,677	(6,536)	1,159,544	14,611,128
Total	$149,501,607	$95,783,221	$37,752,014	$11,724,099	$126,134	$12,523,103	$220,182,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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